Financial Risk Management and Fair Values of Financial Instruments - Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-Derivative Debt Instrument [Member] | Contingent considerations [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Fair value		$ 60,664
Valuation technique		Discounted cash flow method
Significant unobservable input		Discount rate
Range		11.95%
Relationship of inputs to fair value		The higher the discount rate, the lower the fair value
Non-Derivative Equity Instrument [Member] | Unlisted common stocks [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Fair value	$ 108,774	$ 71,051
Valuation technique	Market method	Market method, Income method, Cost method
Significant unobservable input	Volatility	Volatility
Range	39.00%	62.00%
Relationship of inputs to fair value	The higher the volatility, the lower the fair value	The higher the volatility, the lower the fair value
Non-Derivative Equity Instrument [Member] | Unlisted common stocks [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Significant unobservable input	Discount for lack of marketability	Discount for lack of marketability
Relationship of inputs to fair value	The higher the discount rate for lack of marketability, the lower the fair value	The higher the discount for lack of marketability, the lower the fair value
Non-Derivative Equity Instrument [Member] | Unlisted common stocks [Member] | Bottom of Range [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Range	32.00%	44.00%
Non-Derivative Equity Instrument [Member] | Unlisted common stocks [Member] | Top of Range [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Range	39.00%	51.00%
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Fair value	$ 3,845	$ 3,353
Valuation technique	Cost method, Income method	Cost method, Income method
Significant unobservable input	Volatility	Volatility
Range	35.00%	55.00%
Relationship of inputs to fair value	The higher the volatility, the lower the fair value	The higher the volatility, the lower the fair value
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Significant unobservable input	Discount for lack of marketability	Discount for lack of marketability
Range	26.00%
Relationship of inputs to fair value	The higher the discount rate for lack of marketability, the lower the fair value	The higher the discount for lack of marketability, the lower the fair value
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member] | Bottom of Range [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Range		44.00%
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member] | Top of Range [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Range		45.00%
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Fair value	$ 29,905	$ 35,226
Valuation technique	Market method, Income method	Market method, Income method
Significant unobservable input	Volatility	Volatility
Range	35.00%	51.00%
Relationship of inputs to fair value	The higher the volatility, the lower the fair value	The higher the volatility, the lower the fair value
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Significant unobservable input	Discount for lack of marketability	Discount for lack of marketability
Relationship of inputs to fair value	The higher the discount rate for lack of marketability, the lower the fair value	The higher the discount for lack of marketability, the lower the fair value
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member] | Bottom of Range [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Range	12.00%	27.00%
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member] | Top of Range [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Range	24.00%	41.00%
Derivative instrument [Member] | Stock acquisition right [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Fair value		$ 40,071
Valuation technique		Income method
Significant unobservable input		Weighted average cost of capital
Range		24.80%
Relationship of inputs to fair value		The higher the weighted average cost of capital, the lower the fair value
Hybrid instruments [Member] | Senior Secured Convertible Note [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Fair value	$ 4,271,000
Valuation technique	Convertible bond evaluation model
Significant unobservable input	Discount rate
Relationship of inputs to fair value	The higher the discount rate, the lower the fair value
Range	Conversion and redemption rights: 2.3%~6.3% Ordinary bonds: 9.0%~14.0%
Hybrid instruments [Member] | Senior Secured Convertible Note [Member] | Bottom of Range [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Range
Hybrid instruments [Member] | Senior Secured Convertible Note [Member] | Top of Range [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Range
Hybrid instruments [Member] | Promissory Note [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Fair value	$ 2,830,000
Valuation technique	Non-tradable shares valuation model
Significant unobservable input	Volatility
Range	60.00%
Relationship of inputs to fair value	The higher the volatility, the lower the fair value